Other revenues and expenses - Schedule of Cost of Revenue, Operating Expenses, and Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Expense By Nature [Line Items]
Cost of components	$ 21,957	$ 24,725	[1]	$ 22,574	[1]
Wages and benefits	31,796	29,915		26,111
Share-based payment expenses	1,812	1,638		1,122
Foreign exchange gains and losses related to hedges of euro	(366)	1,401	[1]	(593)	[1]
Wages and salaries	22,501	21,535		18,996
Social security costs and other payroll taxes	7,286	6,584		5,805
Other benefits	125	58		100
Pension costs	72	100		88
Expense for defined contributions plans	1,369	1,230		1,077
Included in cost of revenue:
Expense By Nature [Line Items]
Cost of components	19,058	22,137		20,277
Depreciation and impairment	1,088	1,037		1,270
Amortization of intangible assets	158	157		157
Wages and benefits	2,368	2,233		2,374
Share-based payment expenses	8	7		11
Assembly services, royalties and other	1,682	1,551		1,507
Included in operating expenses (between gross profit and operating result):
Expense By Nature [Line Items]
Depreciation and impairment	1,972	1,723		1,811
Amortization of intangible assets	2,945	2,658		2,057
Wages and benefits	27,616	26,044		22,615
Share-based payment expenses	1,804	1,631		1,111
Foreign exchange gains and losses related to hedges of euro	(27)	99		12
Other, net	$ 13,095	$ 8,511		$ 12,121

[1]	(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.